Income Taxes - Schedule of Non Capital Losses Carry Forward Future Years (Detail)	Dec. 31, 2025 USD ($)
Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	$ 110,695,344
US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	2,204,887
Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	681,778
Tax Year 2031 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	271,386
Tax Year 2031 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2031 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2032 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	555,448
Tax Year 2032 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	322,050
Tax Year 2032 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2033 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	2,394,691
Tax year 2033 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	1,111,122
Tax year 2033 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2034 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	2,832,729
Tax year 2034 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,000
Tax year 2034 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2035 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	2,379,915
Tax year 2035 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,000
Tax year 2035 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2036 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	3,664,523
Tax year 2036 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,048
Tax year 2036 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2037 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	7,038,955
Tax year 2037 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,000
Tax year 2037 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2038 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	4,124,133
Tax year 2038 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2038 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2039 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	1,624,814
Tax year 2039 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2039 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2040 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	139,060
Tax year 2040 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2040 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2041 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	8,833,834
Tax year 2041 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2041 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2042 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	12,384,582
Tax year 2042 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2042 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2043 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	16,969,013
Tax Year 2043 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2043 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2044 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	20,840,892
Tax Year 2044 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2044 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2045 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	26,641,368
Tax Year 2045 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2045 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year After 2045 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year After 2045 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	131,667
Tax Year After 2045 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	$ 681,778